LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.50%
Aerospace & Defense–2.65%
†Axon Enterprise, Inc.	2,110	$1,514,220
Curtiss-Wright Corp.	1,832	994,666
HEICO Corp.	3,058	987,184
Hexcel Corp.	30,035	1,883,195
Howmet Aerospace, Inc.	13,561	2,661,075
L3Harris Technologies, Inc.	14,486	4,424,169
		12,464,509
Automobile Components–1.28%
BorgWarner, Inc.	54,767	2,407,557
Cie Generale des Etablissements Michelin SCA	49,735	1,783,274
Gentex Corp.	65,364	1,849,801
		6,040,632
Banks–6.30%
Commerce Bancshares, Inc.	95,967	5,734,988
First Hawaiian, Inc.	90,283	2,241,727
†NU Holdings Ltd. Class A	30,910	494,869
PNC Financial Services Group, Inc.	12,696	2,551,007
Prosperity Bancshares, Inc.	66,363	4,403,185
Truist Financial Corp.	128,807	5,889,056
U.S. Bancorp	140,633	6,796,793
Westamerica BanCorp	30,779	1,538,642
		29,650,267
Beverages–1.07%
Heineken NV	26,550	2,070,381
Pernod Ricard SA	30,477	2,989,190
		5,059,571
Biotechnology–0.96%
†Alnylam Pharmaceuticals, Inc.	3,389	1,545,384
†Argenx SE ADR	1,658	1,222,875
†Natera, Inc.	10,919	1,757,631
		4,525,890
Broadline Retail–0.39%
†Coupang, Inc.	56,487	1,818,881
		1,818,881
Building Products–1.07%
A.O. Smith Corp.	32,338	2,373,933
Johnson Controls International PLC	7,982	877,621
Masco Corp.	25,368	1,785,653
		5,037,207
Capital Markets–3.24%
ARES Management Corp. Class A	10,903	1,743,281
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Bank of New York Mellon Corp.	14,497	$1,579,593
†Coinbase Global, Inc. Class A	1,419	478,899
LPL Financial Holdings, Inc.	3,651	1,214,651
MSCI, Inc.	1,564	887,429
Northern Trust Corp.	39,215	5,278,339
Raymond James Financial, Inc.	4,167	719,224
T. Rowe Price Group, Inc.	25,005	2,566,513
TPG, Inc.	13,880	797,406
		15,265,335
Chemicals–1.07%
Akzo Nobel NV	24,596	1,749,943
Element Solutions, Inc.	30,537	768,616
PPG Industries, Inc.	23,733	2,494,576
		5,013,135
Commercial Services & Supplies–0.65%
ABM Industries, Inc.	46,395	2,139,738
Republic Services, Inc.	3,961	908,970
		3,048,708
Communications Equipment–0.52%
†Ciena Corp.	7,239	1,054,505
†F5, Inc.	4,342	1,403,291
		2,457,796
Construction & Engineering–0.40%
EMCOR Group, Inc.	2,359	1,532,265
Vinci SA	2,571	356,030
		1,888,295
Construction Materials–0.84%
Eagle Materials, Inc.	12,861	2,997,128
Vulcan Materials Co.	3,139	965,619
		3,962,747
Consumer Staples Distribution & Retail–1.22%
Casey's General Stores, Inc.	1,672	945,215
Koninklijke Ahold Delhaize NV	102,027	4,126,589
†Sprouts Farmers Market, Inc.	6,309	686,419
		5,758,223
Containers & Packaging–1.85%
Graphic Packaging Holding Co.	203,571	3,983,884
Packaging Corp. of America	21,788	4,748,259
		8,732,143
Distributors–0.24%
Pool Corp.	3,631	1,125,864
		1,125,864
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.13%
†Bright Horizons Family Solutions, Inc.	2,495	$270,882
†Duolingo, Inc.	1,096	352,737
		623,619
Electric Utilities–4.07%
Duke Energy Corp.	20,061	2,482,549
Evergy, Inc.	74,456	5,660,145
Eversource Energy	59,306	4,219,029
PPL Corp.	15,640	581,182
Xcel Energy, Inc.	77,409	6,243,036
		19,185,941
Electrical Equipment–0.71%
Emerson Electric Co.	9,114	1,195,575
Hubbell, Inc.	935	402,340
Vertiv Holdings Co. Class A	11,699	1,764,911
		3,362,826
Electronic Equipment, Instruments & Components–1.10%
CDW Corp.	11,131	1,772,946
Ralliant Corp.	36,426	1,592,909
TE Connectivity PLC	8,228	1,806,293
		5,172,148
Energy Equipment & Services–1.18%
Baker Hughes Co.	113,835	5,546,041
		5,546,041
Entertainment–0.71%
†ROBLOX Corp. Class A	17,604	2,438,506
†Spotify Technology SA	1,321	922,058
		3,360,564
Financial Services–0.45%
†Affirm Holdings, Inc.	5,310	388,055
†Corpay, Inc.	4,210	1,212,732
†Toast, Inc. Class A	14,731	537,829
		2,138,616
Food Products–1.24%
Conagra Brands, Inc.	137,844	2,523,924
General Mills, Inc.	31,001	1,563,070
Mondelez International, Inc. Class A	28,090	1,754,782
		5,841,776
Gas Utilities–1.68%
ONE Gas, Inc.	56,767	4,594,721
Spire, Inc.	40,883	3,332,782
		7,927,503
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–2.15%
CSX Corp.	166,393	$5,908,616
Norfolk Southern Corp.	14,049	4,220,460
		10,129,076
Health Care Equipment & Supplies–7.20%
Becton Dickinson & Co.	28,797	5,389,934
†Dexcom, Inc.	21,930	1,475,670
†Envista Holdings Corp.	111,431	2,269,849
GE HealthCare Technologies, Inc.	76,957	5,779,471
†Hologic, Inc.	52,151	3,519,671
†IDEXX Laboratories, Inc.	1,701	1,086,752
†Insulet Corp.	4,159	1,284,008
Medtronic PLC	35,249	3,357,115
Zimmer Biomet Holdings, Inc.	98,826	9,734,361
		33,896,831
Health Care Providers & Services–4.68%
Cencora, Inc.	9,816	3,067,795
†Henry Schein, Inc.	103,570	6,873,941
Labcorp Holdings, Inc.	19,627	5,634,127
Quest Diagnostics, Inc.	16,745	3,191,262
Universal Health Services, Inc. Class B	16,026	3,276,355
		22,043,480
Health Care REITs–1.36%
Healthpeak Properties, Inc.	177,829	3,405,425
Ventas, Inc.	42,524	2,976,255
		6,381,680
Health Care Technology–0.22%
†Veeva Systems, Inc. Class A	3,466	1,032,556
		1,032,556
Hotels, Restaurants & Leisure–2.59%
†Chipotle Mexican Grill, Inc.	6,117	239,725
†DoorDash, Inc. Class A	2,643	718,870
†Flutter Entertainment PLC	7,035	1,786,890
Hilton Worldwide Holdings, Inc.	10,307	2,674,048
Royal Caribbean Cruises Ltd.	9,549	3,089,865
Sodexo SA	32,707	2,056,303
†Viking Holdings Ltd.	17,978	1,117,512
Wingstop, Inc.	2,085	524,753
		12,207,966
Household Durables–1.55%
†Mohawk Industries, Inc.	22,851	2,945,951
PulteGroup, Inc.	27,194	3,593,143
†TopBuild Corp.	1,976	772,340
		7,311,434
LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–1.86%
Church & Dwight Co., Inc.	1,828	$160,188
Kimberly-Clark Corp.	43,445	5,401,951
Reckitt Benckiser Group PLC	41,399	3,183,639
		8,745,778
Independent Power and Renewable Electricity Producers–0.66%
Vistra Corp.	15,885	3,112,189
		3,112,189
Insurance–3.31%
Allstate Corp.	10,240	2,198,016
Hanover Insurance Group, Inc.	8,328	1,512,614
Reinsurance Group of America, Inc.	28,484	5,472,631
Willis Towers Watson PLC	18,557	6,410,516
		15,593,777
Interactive Media & Services–0.18%
†Reddit, Inc. Class A	3,624	833,484
		833,484
IT Services–2.01%
Amdocs Ltd.	48,358	3,967,774
†Cloudflare, Inc. Class A	12,221	2,622,504
Cognizant Technology Solutions Corp. Class A	39,092	2,621,900
†Snowflake, Inc. Class A	1,012	228,257
		9,440,435
Life Sciences Tools & Services–1.73%
Agilent Technologies, Inc.	1,284	164,801
Bio-Techne Corp.	23,937	1,331,615
†ICON PLC	9,295	1,626,625
†IQVIA Holdings, Inc.	20,053	3,808,867
†Mettler-Toledo International, Inc.	180	220,970
West Pharmaceutical Services, Inc.	3,733	979,278
		8,132,156
Machinery–3.93%
Crane Co.	3,439	633,257
Cummins, Inc.	11,072	4,676,481
Dover Corp.	5,723	954,768
Fortive Corp.	27,126	1,328,903
Oshkosh Corp.	24,188	3,137,184
PACCAR, Inc.	27,225	2,676,762
Timken Co.	38,129	2,866,538
Toro Co.	29,520	2,249,424
		18,523,317
Media–1.15%
Omnicom Group, Inc.	34,585	2,819,715
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Publicis Groupe SA	19,505	$1,870,461
†Trade Desk, Inc. Class A	14,642	717,604
		5,407,780
Metals & Mining–0.64%
Reliance, Inc.	10,763	3,022,573
		3,022,573
Multi-Utilities–1.15%
Northwestern Energy Group, Inc.	92,058	5,395,519
		5,395,519
Oil, Gas & Consumable Fuels–4.00%
Coterra Energy, Inc.	130,098	3,076,818
Diamondback Energy, Inc.	20,502	2,933,836
Enterprise Products Partners LP	188,220	5,885,640
Expand Energy Corp.	6,144	652,739
Occidental Petroleum Corp.	61,337	2,898,173
ONEOK, Inc.	24,324	1,774,922
Permian Resources Corp.	33,113	423,846
Targa Resources Corp.	7,121	1,193,052
		18,839,026
Passenger Airlines–0.75%
Southwest Airlines Co.	109,864	3,505,760
		3,505,760
Personal Care Products–1.91%
Estee Lauder Cos., Inc. Class A	39,801	3,507,264
Kenvue, Inc.	337,058	5,470,452
		8,977,716
Professional Services–0.54%
†CACI International, Inc. Class A	1,102	549,655
Equifax, Inc.	3,581	918,634
Verisk Analytics, Inc.	4,219	1,061,121
		2,529,410
Residential REITs–1.22%
Equity Residential	72,736	4,708,201
Essex Property Trust, Inc.	3,875	1,037,183
		5,745,384
Retail REITs–1.70%
Agree Realty Corp.	16,388	1,164,203
Realty Income Corp.	93,277	5,670,309
Regency Centers Corp.	15,961	1,163,557
		7,998,069
Semiconductors & Semiconductor Equipment–2.10%
†Astera Labs, Inc.	2,948	577,218
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Lattice Semiconductor Corp.	16,307	$1,195,629
Monolithic Power Systems, Inc.	2,145	1,974,773
NXP Semiconductors NV	7,405	1,686,341
Teradyne, Inc.	32,471	4,469,309
		9,903,270
Software–2.39%
†Cadence Design Systems, Inc.	3,684	1,294,042
†Datadog, Inc. Class A	12,547	1,786,693
†Docusign, Inc.	12,274	884,833
†Fair Isaac Corp.	822	1,230,147
†Guidewire Software, Inc.	6,301	1,448,348
†HubSpot, Inc.	2,305	1,078,279
†Manhattan Associates, Inc.	5,651	1,158,342
†Samsara, Inc. Class A	23,822	887,369
†Zscaler, Inc.	5,012	1,501,896
		11,269,949
Specialized REITs–2.64%
American Tower Corp.	18,536	3,564,843
Public Storage	13,376	3,863,658
VICI Properties, Inc.	153,402	5,002,439
		12,430,940
Specialty Retail–0.70%
†Burlington Stores, Inc.	5,639	1,435,126
†Carvana Co.	4,892	1,845,458
		3,280,584
Technology Hardware, Storage & Peripherals–0.90%
HP, Inc.	145,524	3,962,619
†Super Micro Computer, Inc.	5,344	256,191
		4,218,810
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.29%
†On Holding AG Class A	32,624	$1,381,626
		1,381,626
Trading Companies & Distributors–2.97%
Ashtead Group PLC	30,879	2,061,922
Bunzl PLC	166,260	5,245,726
Fastenal Co.	31,809	1,559,914
MSC Industrial Direct Co., Inc. Class A	46,127	4,250,142
WESCO International, Inc.	4,116	870,533
		13,988,237
Total Common Stock (Cost $379,260,241)		440,287,049
PREFERRED STOCK–0.59%
Henkel AG & Co. KGaA 2.97%	34,101	2,750,494
Total Preferred Stock (Cost $2,231,893)		2,750,494

MONEY MARKET FUND–5.50%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	25,928,073	25,928,073
Total Money Market Fund (Cost $25,928,073)		25,928,073

TOTAL INVESTMENTS–99.59% (Cost $407,420,207)	468,965,616
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	1,918,552
NET ASSETS APPLICABLE TO 34,926,749 SHARES OUTSTANDING–100.00%	$470,884,168

†Non-income producing.
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(2,207,226)	USD	2,983,694	12/19/25	$14,951	$—
CITI	EUR	(3,597,606)	USD	4,266,180	12/19/25	22,788	—
CITI	GBP	(2,207,225)	USD	2,983,185	12/19/25	14,442	—
GSI	EUR	(3,597,606)	USD	4,264,757	12/19/25	21,365	—
GSI	GBP	(2,207,226)	USD	2,982,602	12/19/25	13,859	—
MSC	EUR	(3,597,606)	USD	4,265,514	12/19/25	22,122	—
UBS	EUR	(3,597,606)	USD	4,265,829	12/19/25	22,437	—
Total Foreign Currency Exchange Contracts						$131,964	$—
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
5	CME British Pound Currency Futures	$420,344	$423,357	12/15/25	$—	$(3,013)
4	CME Euro Foreign Exchange Currency Futures	589,600	588,831	12/15/25	769	—
5	CME Japanese Yen Currency Futures	425,875	428,263	12/15/25	—	(2,388)
					769	(5,401)
Equity Contracts:
26	CME E-mini Russell 2000 Index Futures	3,192,150	3,146,062	12/19/25	46,088	—
8	CME E-mini S&P 500 Index Futures	2,695,500	2,637,704	12/19/25	57,796	—
32	CME E-mini S&P MidCap 400 Index Futures	10,515,840	10,534,859	12/19/25	—	(19,019)
10	Eurex EURO STOXX 50 Futures	650,541	632,035	12/19/25	18,506	—
3	FTSE 100 Index Futures	379,564	376,190	12/19/25	3,374	—
2	OSE Nikkei 225 Index Futures	608,446	584,778	12/11/25	23,668	—
					149,432	(19,019)
Total Futures Contracts					$150,201	$(24,420)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CITI–Citigroup Global Markets
CME–Chicago Mercantile Exchange
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
LVIP American Century Select Mid Cap Managed Volatility Fund–5